Material Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure of significant accounting policies [Abstract]
Basis of preparation of the interim consolidated financial statements [Policy Text Block]
a.	Basis of preparation of the interim consolidated financial statements:

The interim condensed consolidated financial statements for the six and three months ended June 30, 2026, have been prepared in accordance with IAS 34 "Interim Financial Reporting".

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the financial statements as at and for the year ended December 31, 2025 (hereinafter – “the annual financial statements”). These condensed consolidated interim financial statements were authorized for issue by the Group’s Board of Directors on August 13, 2026.

Use of judgements and estimates [Policy Text Block]
b.	Use of judgements and estimates:

In preparing these interim financial statements, management has made judgements and estimates about the future, including climate-related risks and opportunities, that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

The significant judgments made by management in applying the Group's accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.